Pay vs Performance Disclosure - USD ($)	1 Months Ended	7 Months Ended	12 Months Ended
	Aug. 31, 2022	Jul. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance Table

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR FIRST CEO ($)(1)	COMPENSATION ACTUALLY PAID TO FIRST CEO ($)(2)	SUMMARY COMPENSATION TABLE TOTAL FOR SECOND CEO ($)(1)	COMPENSATION ACTUALLY PAID TO SECOND CEO ($)(2)	SUMMARY COMPENSATION TABLE TOTAL FOR THIRD CEO ($)(1)	COMPENSATION ACTUALLY PAID TO THIRD CEO ($)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOS ($)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOS ($)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($ in Millions)	ADJUSTED EBITDA(5) ($ in Millions)
									TSR($)	PEER GROUP TSR($)(4)

2025	$6,283,343	($25,686)	—	—	—	—	$1,771,997	$693,755	$9.70	$196.55	($622.25)	$118
2024	$5,816,136	($1,976,132)	—	—	—	—	$2,249,372	($173,699)	$32.29	$195.08	($187.58)	$275
2023	$5,780,285	$10,356,491	—	—	—	—	$2,512,596	$3,878,398	$74.45	$162.17	$25.24	$380
2022	$5,009,060	$3,946,571	$9,817,054	($2,462,392)	$2,115,630	$1,029,818	$2,209,605	($18,863)	$38.05	$112.45	$12.22	$349
2021	—	—	$7,514,917	$5,015,829	—	—	$1,807,233	$1,597,083	$103.94	$146.73	$168.82	$393

Named Executive Officers, Footnote	The dollar amounts reported in these columns are the amounts of total compensation reported for William Christensen (First CEO), who served as our CEO in
December 2022, 2023, 2024 and 2025; Gary Michel (Second CEO), who served as our CEO in  2021 and 2022 until August 2022; and Kevin Lilly (Third
CEO), who served as our interim CEO from August 2022 until December 2022, as such amounts are shown in the “Total” column of the Summary
Compensation Table for each respective fiscal year. Refer to the CD&A in this Proxy Statement for more information, as well as the CD&A in our prior Proxy
Statements for compensation information for our former CEOs.
The names of each of the other NEOs (excluding the CEOs) included for purposes of calculating the average amounts in each applicable year are as follows:
(i) Messrs. Linker, Guernsey, Craven and Castillo and Ms. Behnia in 2021; (ii) Messrs. Linker, Guernsey, Craven, Castillo and Krause and Mses. Albrecht and
Behnia in 2022; (iii) Messrs. Craven, Hayes, Leon and Lilly and Ms. Albrecht in 2023; (iv) Messrs. Hayes, Lilly and Valenti and Mses. Albrecht and Stoddard in
2024; and (v) Messrs. Hayes, Meier and Vianna and Mses. Stoddard and Livingston in 2025, as shown in the Summary Compensation Table in the Proxy
Statement for each respective fiscal year.

Peer Group Issuers, Footnote			For each respective fiscal year, represents the cumulative TSR of the Standard & Poor’s 1500 Building Products Index.
Adjustment To PEO Compensation, Footnote	(2)The dollar amounts reported in these columns represent the amount of “compensation actually paid” to each of the CEOs (and, in the corresponding column, for the other NEOs (excluding the CEOs)), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to each of the CEOs (or, in the corresponding column, the other NEOs (excluding the CEOs)) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, and as described in the table below, the following equity award adjustments
(addition or subtraction from Summary Compensation Table total, as applicable) were made to each of the CEO’s and each of the other NEO’s (excluding the
CEOs) total compensation for each year to determine the compensation actually paid. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable fiscal year. To calculate “compensation actually paid” for our CEOs and average of our other NEOs, the following applied: (i) measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes; (ii) restricted stock units are valued based on the closing stock price on the relevant measurement date; (iii) PSUs granted in 2021, 2022, 2023 and 2024 are valued with an assumed payout factor consisting of equally weighted performance targets of ROIC and TSR, consistent with the assumptions for ASC 718 purposes, and PSUs granted in 2025 are valued with an assumed pay factor consisting of equally weighted performance targets of ROIC and Net Trade Sales with a relative TSR modifier consistent with the assumptions for ASC 718 purposes; and (iv) stock options are valued using a Black-Scholes option pricing model at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.

YEAR	EXECUTIVE(S)	REPORTED SUMMARY COMPENSATION TABLE TOTAL ($)	REPORTED VALUE OF STOCK AWARDS ($)	REPORTED VALUE OF OPTION AWARDS ($)	YEAR-END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	YEAR-OVER- YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	CHANGE IN FAIR VALUE AT VESTING DATE VERSUS PRIOR YEAR-END ($)	FAIR VALUE AT PRIOR YEAR-END OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS ($)	COMPENSATION ACTUALLY PAID ($)

2025	First CEO	$6,283,343	($2,300,890)	($2,284,066)	$649,777	($1,775,085)	($598,765)	—	($25,686)
	Other NEOs	$1,771,997	($417,469)	($514,129)	$136,250	($257,748)	($25,146)	—	$693,755
2024	First CEO	$5,816,136	($3,560,725)	($1,101,995)	$1,167,883	($3,541,226)	($756,205)	—	($1,976,132)
	Other NEOs	$2,249,372	($1,019,974)	($396,082)	$299,575	($460,340)	$2,791	($849,041)	($173,699)
2023	First CEO	$5,780,285	($1,700,000)	—	$3,219,760	$2,209,264	$847,182	—	$10,356,491
	Other NEOs	$2,512,596	($931,006)	($216,216)	$2,085,092	$288,651	$139,281	—	$3,878,398
2022	First CEO	$5,009,060	($3,274,981)	($1,274,998)	$3,487,490	—	—	—	$3,946,571
	Second CEO	$9,817,054	($4,173,903)	($1,579,043)	—	($2,427,012)	$1,078,890	($5,178,378)	($2,462,392)
	Third CEO	$2,115,630	($851,473)	($148,495)	$378,526	($493,717)	$29,347	—	$1,029,818
	Other NEOs	$2,209,605	($1,008,842)	($236,559)	$382,486	($454,987)	($10,158)	($900,409)	($18,863)
2021	First CEO	—	—	—	—	—	—	—	—
	Second CEO	$7,514,917	($4,293,108)	($2,114,524)	$5,778,298	($2,101,196)	$231,441	—	$5,015,829
	Third CEO	—	—	—	—	—	—	—	—
	Other NEOs	$1,807,233	($713,520)	($332,974)	$943,968	($170,466)	$62,842	—	$1,597,083

Non-PEO NEO Average Total Compensation Amount			$ 1,771,997	$ 2,249,372	$ 2,512,596	$ 2,209,605	$ 1,807,233
Non-PEO NEO Average Compensation Actually Paid Amount			$ 693,755	(173,699)	3,878,398	(18,863)	1,597,083
Adjustment to Non-PEO NEO Compensation Footnote	(2)The dollar amounts reported in these columns represent the amount of “compensation actually paid” to each of the CEOs (and, in the corresponding column, for the other NEOs (excluding the CEOs)), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to each of the CEOs (or, in the corresponding column, the other NEOs (excluding the CEOs)) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, and as described in the table below, the following equity award adjustments
(addition or subtraction from Summary Compensation Table total, as applicable) were made to each of the CEO’s and each of the other NEO’s (excluding the
CEOs) total compensation for each year to determine the compensation actually paid. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable fiscal year. To calculate “compensation actually paid” for our CEOs and average of our other NEOs, the following applied: (i) measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes; (ii) restricted stock units are valued based on the closing stock price on the relevant measurement date; (iii) PSUs granted in 2021, 2022, 2023 and 2024 are valued with an assumed payout factor consisting of equally weighted performance targets of ROIC and TSR, consistent with the assumptions for ASC 718 purposes, and PSUs granted in 2025 are valued with an assumed pay factor consisting of equally weighted performance targets of ROIC and Net Trade Sales with a relative TSR modifier consistent with the assumptions for ASC 718 purposes; and (iv) stock options are valued using a Black-Scholes option pricing model at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.

YEAR	EXECUTIVE(S)	REPORTED SUMMARY COMPENSATION TABLE TOTAL ($)	REPORTED VALUE OF STOCK AWARDS ($)	REPORTED VALUE OF OPTION AWARDS ($)	YEAR-END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	YEAR-OVER- YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	CHANGE IN FAIR VALUE AT VESTING DATE VERSUS PRIOR YEAR-END ($)	FAIR VALUE AT PRIOR YEAR-END OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS ($)	COMPENSATION ACTUALLY PAID ($)

2025	First CEO	$6,283,343	($2,300,890)	($2,284,066)	$649,777	($1,775,085)	($598,765)	—	($25,686)
	Other NEOs	$1,771,997	($417,469)	($514,129)	$136,250	($257,748)	($25,146)	—	$693,755
2024	First CEO	$5,816,136	($3,560,725)	($1,101,995)	$1,167,883	($3,541,226)	($756,205)	—	($1,976,132)
	Other NEOs	$2,249,372	($1,019,974)	($396,082)	$299,575	($460,340)	$2,791	($849,041)	($173,699)
2023	First CEO	$5,780,285	($1,700,000)	—	$3,219,760	$2,209,264	$847,182	—	$10,356,491
	Other NEOs	$2,512,596	($931,006)	($216,216)	$2,085,092	$288,651	$139,281	—	$3,878,398
2022	First CEO	$5,009,060	($3,274,981)	($1,274,998)	$3,487,490	—	—	—	$3,946,571
	Second CEO	$9,817,054	($4,173,903)	($1,579,043)	—	($2,427,012)	$1,078,890	($5,178,378)	($2,462,392)
	Third CEO	$2,115,630	($851,473)	($148,495)	$378,526	($493,717)	$29,347	—	$1,029,818
	Other NEOs	$2,209,605	($1,008,842)	($236,559)	$382,486	($454,987)	($10,158)	($900,409)	($18,863)
2021	First CEO	—	—	—	—	—	—	—	—
	Second CEO	$7,514,917	($4,293,108)	($2,114,524)	$5,778,298	($2,101,196)	$231,441	—	$5,015,829
	Third CEO	—	—	—	—	—	—	—	—
	Other NEOs	$1,807,233	($713,520)	($332,974)	$943,968	($170,466)	$62,842	—	$1,597,083

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2025 Company Financial Performance Measures
We believe in a holistic evaluation of our NEOs and use a mix of performance measures in our annual and long-term incentive programs designed to align executive compensation with the Company’s performance and the interests of our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s
NEOs, for the most recently completed fiscal year, to the Company’s performance are listed in the table to the right. Additional information on these measures and how they feature in our compensation plans can be found in our CD&A.
Most Important Performance Measures
Adjusted EBITDA Operating Cash Flow Relative TSR ROIC

Total Shareholder Return Amount			$ 9.70	32.29	74.45	38.05	103.94
Peer Group Total Shareholder Return Amount			196.55	195.08	162.17	112.45	146.73
Net Income (Loss)			$ (622,250,000)	$ (187,580,000)	$ 25,240,000	$ 12,220,000	$ 168,820,000
Company Selected Measure Amount			118,000,000	275,000,000	380,000,000	349,000,000	393,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description	Represents Adjusted EBITDA from continuing operations for 2021 through 2025. The Company divested its Australasia business in July 2023. See Appendix A for a reconciliation of (loss) income from continuing operations, net of tax to Adjusted EBITDA from continuing operations for 2021 through 2025, the most directly comparable GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name			Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name			ROIC
William Christensen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,283,343	$ 5,816,136	$ 5,780,285	$ 5,009,060
PEO Actually Paid Compensation Amount			$ (25,686)	$ (1,976,132)	$ 10,356,491	$ 3,946,571
PEO Name			William Christensen	William Christensen	William Christensen	William Christensen
Gary Michel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 9,817,054	$ 7,514,917
PEO Actually Paid Compensation Amount						(2,462,392)	$ 5,015,829
PEO Name		Gary Michel					Gary Michel
Kevin Lilly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,115,630
PEO Actually Paid Compensation Amount						1,029,818
PEO Name	Kevin Lilly
PEO | William Christensen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 649,777	$ 1,167,883	$ 3,219,760	3,487,490
PEO | William Christensen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,775,085)	(3,541,226)	2,209,264
PEO | William Christensen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(598,765)	(756,205)	847,182
PEO | William Christensen [Member] | REPORTED VALUE OF STOCK AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,300,890)	(3,560,725)	(1,700,000)	(3,274,981)
PEO | William Christensen [Member] | REPORTED VALUE OF OPTION AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,284,066)	(1,101,995)		(1,274,998)
PEO | Gary Michel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							$ 5,778,298
PEO | Gary Michel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,427,012)	(2,101,196)
PEO | Gary Michel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,078,890	231,441
PEO | Gary Michel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(5,178,378)
PEO | Gary Michel [Member] | REPORTED VALUE OF STOCK AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(4,173,903)	(4,293,108)
PEO | Gary Michel [Member] | REPORTED VALUE OF OPTION AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,579,043)	(2,114,524)
PEO | Kevin Lilly [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						378,526
PEO | Kevin Lilly [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(493,717)
PEO | Kevin Lilly [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						29,347
PEO | Kevin Lilly [Member] | REPORTED VALUE OF STOCK AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(851,473)
PEO | Kevin Lilly [Member] | REPORTED VALUE OF OPTION AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(148,495)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			136,250	299,575	2,085,092	382,486	943,968
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(257,748)	(460,340)	288,651	(454,987)	(170,466)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(25,146)	2,791	139,281	(10,158)	62,842
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(849,041)		(900,409)
Non-PEO NEO | REPORTED VALUE OF STOCK AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(417,469)	(1,019,974)	(931,006)	(1,008,842)	(713,520)
Non-PEO NEO | REPORTED VALUE OF OPTION AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (514,129)	$ (396,082)	$ (216,216)	$ (236,559)	$ (332,974)